Goodwill (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 72,334,000	$ 72,334,000	$ 72,334,000	$ 72,334,000
Amortization of intangibles	0	337,000	2,172,000
Goodwill And Finite Lived Intangible Assets	72,334,000	72,334,000	72,671,000	74,843,000
Core deposits
Finite-Lived Intangible Assets [Line Items]
Other Intangible Assets Amortization	0	337,000	2,172,000
Other Intangible Assets, Net	$ 0	$ 0	$ 337,000	$ 2,509,000